Statements of Stockholders' Equity (Deficit) - USD ($)	Preferred Stock	Common Stock	Additional Paid-in Capital	Retained Earnings	Total
Stockholders' Equity Attributable to Parent, Beginning Balance at Dec. 31, 2017	$ 0	$ 3,181	$ 342,343	$ (579,608)	$ (234,084)
Shares, Outstanding, Beginning Balance at Dec. 31, 2017		3,181,005
Purchase of intangible assets and inventory Value	0	$ 3,500	371,500	0	375,000
Purchase of intangible assets and inventory Shares		3,500,000
Debt premium on convertible note	0	$ 0	(299,998)	0	(299,998)
Amortization of debt premium	0	0	80,000	0	80,000
Debt discount on warrants	0	0	67,292	0	67,292
Common stock issued for services	0	$ 600	123,400	0	124,000
Common stock issued for services		600,000
Net loss	0	$ 0	0	(449,030)	(449,030)
Shares, Outstanding, Ending Balance at Dec. 31, 2018		7,281,005
Stockholders' Equity Attributable to Parent, Ending Balance at Dec. 31, 2018	0	$ 7,281	684,537	(1,028,638)	(336,820)
Amortization of debt premium	0	0	219,998	0	219,998
Common stock issued for services	0	$ 50	14,950	0	$ 15,000
Common stock issued for services		50,000			50,000
Net loss	$ 0	$ 0	0	(295,395)	$ (295,395)
Shares, Outstanding, Ending Balance at Dec. 31, 2019	5,000	7,361,005
Common stock issued for conversion of debt	$ 0	$ 30	12,570	0	12,600
Common stock issued for conversion of debt		30,000
Preferred stock issued for conversion of related party debt	$ 5	$ 0	223	0	228
Preferred stock issued for conversion of related party debt	5,000
Forgiveness of related party debt	$ 0	0	9,772	0	9,772
Stockholders' Equity Attributable to Parent, Ending Balance at Dec. 31, 2019	$ 5	$ 7,361	$ 942,050	$ (1,324,033)	$ (374,617)